CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 1,353,272	$ 1,230,964	$ 653,775
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	276,220	68,847	304,408
Amortization of land-use rights	16,950	16,681	16,796
Allowance for credit losses	722	4,521	(1,982)
Written off property, plant and equipment	44,445	243,573	0
Changes in operating assets and liabilities:
Accounts receivable	466,640	(1,256,938)	80,472
Prepaid expenses and other current assets	(57,150)	(776,891)	813,093
Inventories, net	(351,581)	(251,387)	(479,732)
Accounts payable	(1,722,603)	95,834	(48,968)
Contract liabilities	106,617	(143,262)	173,959
Accrued expenses and other payables	124,635	27,599	(523,830)
Net cash (used in) provided by operating activities	258,167	(740,459)	987,991
Cash flows from investing activities:
Purchase of construction in progress	(1,262,862)	0	0
Amount invested to related parties	0	0	(913,161)
Purchase of property, plant and equipment	(212,404)	0	0
Net cash used in investing activities	(1,475,266)	0	(913,161)
Cash flows from financing activities:
Proceeds from short-term loans	5,139,470	3,789,601	3,045,580
Repayment of short-term loans	(6,617,947)	(3,500,214)	(3,434,760)
Proceeds from Long-term bank loans	596,368	0	0
Deferred initial public offering costs	(525,734)	0	0
Amount financed from related parties	2,661,410	667,268	0
Net cash provided by financing activities	1,253,567	956,655	(389,180)
Effect of exchange rate changes	19,748	(61,908)	404,583
Net increase in cash	56,216	154,288	90,233
Cash and cash equivalents at beginning of the year	359,043	204,755	114,522
Cash and cash equivalents at end of the year	415,259	359,043	204,755
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0	0
Cash paid for interest expense	$ 76,178	$ 94,352	$ 82,213